COMMON STOCK	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
COMMON STOCK [Text Block]

4.	COMMON STOCK

In October 2005, the Company issued 3,500,000 shares of common stock at a price of $0.02 per share for total proceeds of $70,000.

In March 2011, the Company issued 12,000,000 shares of common stock at a price of $0.00833 per share for total proceeds of $99,960, which was recorded in subscriptions received in advance at January 31, 2011.

On September 22, 2011, the Company issued 100,000 shares of common stock at a price of $1.00 per share for total proceeds of $100,000.

At October 31, 2011 and January 31, 2011, the Company had no issued or outstanding stock options or warrants.

5. COMMON STOCK

Subscription received in advance

At January 31, 2011, the Company had received $99,960 in advance for the issuance of 12,000,000 shares of common stock at a price of $0.00833 per share. Subsequent to January 31, 2011, these shares of common stock were issued. (Note 8)

Option and warrants

At January 31, 2011 and 2010, the Company had no issued or outstanding stock options or warrants.

4. COMMON STOCK

In October 2005, the Company issued 3,500,000 shares of common stock at a price of $0.02 per share for total proceeds of $70,000.

Common shares

The common shares of the Company are all of the same class, are voting and entitle stockholders to receive dividends. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends which may be declared.

Additional paid-in capital

The excess of proceeds received for shares of common stock over their par value of $0.001, less share issue costs, is credited to additional paid-in capital.

At January 31, 2010 and 2009, the Company had no issued or outstanding stock options or warrants.